UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-00018

Ameritor Security Trust

(Exact name of registrant as specified in charter)

4400 MacArthur Blvd, Suite 301, Washington, DC	20007
(Address of principal executive offices)	(Zip code)

Ameritor Financial Corporation

4400 MacArthur Blvd, Suite 301, Washington, DC 20007

(Name and address of agent for service)

Registrant's telephone number, including area code:  202-625-6000

Date of fiscal year end:  6/30/2010

Date of reporting period:  12/31/2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORT TO STOCKHOLDERS.

AMERITOR

SECURITY
TRUST

SEMI-ANNUAL REPORT

December 31, 2009

An Ameritor NO-LOAD Mutual Fund

Dear Shareholder:

As of the 6 month period ended December 31, 2009, the Fund had 2,419,448.43  shares outstanding  and each share had an unaudited Net Asset Value (“NAV”) of $.16  This NAV compares with an audited NAV of $.15 at June 30, 2009 and an unaudited NAV of $.15 per share at December 31, 2008.

During the period ended December 31, 2009, Ameritor Financial Corp., the Fund’s Advisor, was responsible for management of the Fund’s portfolio. As portfolio manager, Ms. Kinney continues her program of purchasing quality securities she believes are undervalued and have relatively high dividend yields, often as the result of depressed share prices.  This has been a successful defensive strategy in that yield increases as share price decreases, thus offering protection on the downside.  As the market has become more sector sensitive, she has continued trimming positions in sectors that have underperformed such as large commercial banking, the airlines and financial services  in order to take advantage of opportunities in sectors she believes likely to present upside potential based on sector rankings and earnings surprise potential. In addition to sector rotation discussed above she intends to use available cash in order to take advantage of buying opportunities that may be provided during market corrections. She believes that opportunities may be presented in technology (especially mobile internet related companies), energy, healthcare, utilities (with high dividends and low exposure to carbon recapture issues) and telecommunications. We are also looking to increase our exposure to some defensive stocks in the consumer staples sector as well as looking at the regional banks, possibly through an ETF, as we believe this will continue to be one of the strongest sectors going forward.

 At the beginning of the reporting period, the Fund’s portfolio of securities, after expenses, had an unrealized loss of $159,559.28, whereas at the end of the reporting period the unrealized loss was down to $39,678.41, a reduction of 75.13%. And, again including expenses, which we must, the Fund NAV was up 8.1%.  This compares to an increase of 23.04% for the Russell 2000 Index and an increase of 21.29% for the S&P 500 Index.  We continue to cut costs at all available junctures and hope to be able to continue this trend. Obviously however, the depressed economy has made this an increasingly daunting process.

           Our portfolio strengths and gains are attributable primarily to our exposure in Apple Computer (AAPL:Nasdaq) and International business Machines (IBM:NYSE). The Fund had additional strength in the energy, oil services and utilities sectors. The Fund experienced continued weakness in the financial sectors as well as transportation and hotels. We did have neutral, or nearly neutral, performance in the medical, drug and retail sectors.  We look forward to refining the portfolio during the first half of the fiscal year focusing on increasing our dividend yields and decreasing our exposure in sectors we believe to present the greatest downside risk.

 Over the past few months the market has continued to exhibit volatility as the result of many factors including continuing  bank failures, a potential commercial real estate bubble, the strength (or weakness) of the dollar, the acceleration of credit fears in Greece (and now most recently Spain) and concerns over China’s stiffer lending practices, rate increases and the attendant slow down in China growth. Combine this with the Administration’s announced “bank bashing” policies and uncertainty about when the Fed will raise interest rates and you can see how difficult it has been to successfully navigate the market. This volatility notwithstanding, we believe that it will present sector rotation and buying opportunities during the next 6 months.  In looking for and reacting to such opportunities our goal remains to preserve capital with a continuing focus on  companies paying high dividends and presenting clean, low-debt balance sheets.

As I write this letter the DOW is down today an incredible 268 points after being up triple digits over the past two sessions. Pretty much of a market meltdown and an obvious end to the January rally. This demonstrates that stocks go down in a much different way than they go up. The downside moves tend to be sharper and more abrupt while the upside typically plays out over a longer period of time and often is marked by a slow grind upward. It is for this reason we include some low beta defensive stocks in the portfolio mix. The good thing about meltdowns like this however is they create the opportunities we discussed earlier. As new support is found and stocks stabilize, there can be some excellent entry points as momentum returns. We already are working on how best to capitalize on this buying opportunity should selling volume begin to decrease.

As you no doubt are aware, Congress and the regulatory agencies, primarily as the result of the Sarbanes/Oxley Act, have put extra expense burdens on all mutual funds.  These expenses are unimportant to larger institutions from a percentage standpoint, but we smaller funds are subject to the same oversight rules while operating with a much smaller asset base.  These expenses impact heavily on the Fund’s performance.  We are making every effort to reduce our expenses and we will continue to do so in all respects.  We also continue to explore avenues which may be available to increase the Fund’s assets which in turn would operate to reduce the overall expense ratio and increase the Fund’s performance.

The performance data quoted represents past performance and investment return and principle value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.  Please remember that past performance does not guarantee future results and current performance may be higher or lower than the performance data quoted.

Our thanks to our Board and our many shareholders for their support during our many years of operation.

Very truly yours,

/s/Jerome Kinney
Jerome Kinney
President

JK:md

AMERITOR SECURITY FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of Net Assets)
December 31, 2009 (Unaudited)

Sector Breakdown

AEROSPACE	1.82%
AIRLINES	0.72%
BANKS	3.21%
BEVERAGES	3.19%
BUILDING PRODUCTS	2.74%
CABLE TV	0.88%
CELLULAR TELCOM	2.61%
COAL	1.70%
COMMUNICATIONS	1.25%
COMPUTERS	18.67%
E-COMMERCE	4.39%
ELECTRIC/POWER	4.21%
FINANCE	0.74%
LODGING	1.43%
MACHINERY	2.48%
MANUFACTURING	5.12%
MEDICAL	13.72%
METALS	4.21%
MINERALS	2.17%
OFFICE SUPPLIES	1.29%
OIL	13.74%
OIL & GAS	2.52%
PUBLISHING	1.76%
REHAB CENTERS	1.11%
RETAIL	2.85%
SAVINGS & LOAN	0.02%
SEMICONDUCTORS	1.07%
SHOES	0.45%
CASH EQUIVALENTS	0.91%
Total Investments	100.95%
Liabilities in excess of other assets	(0.95%)
Total Net Assets	100.00%

AMERITOR SECURITY TRUST FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
12/31/2009 (Unaudited)

Number			Market
of Shares	Description		Value

	COMMON STOCKS:	100.04%

	AEROSPACE	1.82%
100	United Technologies, Corp.		6,941

	AIRLINES	0.72%
500	Jetblue Airways, Corp.*		2,725

	BANKS	3.21%
150	HSBC Holdings PLC - ADR		8,564
200	Bank of America, Corp.		3,012
200	Citigroup, Inc.		662
			12,238

	BEVERAGES	3.19%
200	Pepsico, Inc.		12,160

	BUILDING PRODUCTS	2.74%
200	Home Depot, Inc.		5,786
200	Lowes Companies, Inc.		4,678
			10,464

	CABLE TV	0.88%
200	Comcast, Corp.		3,372

	CELLULAR TELCOM	2.61%
200	Verizon Communications		6,626
1,000	Alcatel Lucent ADR *		3,320
			9,946

	COAL	1.70%
150	Alliance Resource, LP.		6,505

	COMMUNICATIONS	1.25%
200	Cisco Systems, Inc. *		4,788
29	Nortel Networks, Corp. *		1
			4,789

Number		Market
of Shares	Description	Value

	COMPUTERS	18.67%
200	Apple, Inc. *		42,172
200	International Business Machines, Corp.		26,180
200	Dell, Inc. *		2,872
			71,224

	E-COMMERCE	4.39%
200	Shanda Interactive Entertainment, Ltd. *		10,522
200	Nutrisystem, Inc.		6,234
			16,756
	ELECTRIC/POWER	4.21%
200	Consolidated Edison, Inc.		9,086
200	American Electric, Inc.		6,958
			16,044

	FINANCE	0.74%
150	Western Union, Co.		2,827

	LODGING	1.43%
200	Marriott International, Inc.		5,450

	MACHINERY	2.48%
100	Flowserve, Corp.		9,453

	MANUFACTURING	5.12%
200	Honeywell International, Inc.		7,840
200	Ingersoll Rand, Co. Ltd. CL-A		7,148
300	General Electric, Co.		4,539
			19,527

	MEDICAL	13.72%
150	Johnson & Johnson		9,662
200	Amgen, Inc. *		11,314
200	Medtronic, Inc.		8,796
200	Novartis AG - ADR		10,886
200	Wellpoint, Inc. *		11,658
			52,316

	METALS	4.21%
150	Freeport McMoran Copper		12,043
250	Alcoa, Inc.		4,030
			16,073

Number		Market
of Shares	Description	Value

	MINERALS	2.17%
1,000	Northern Dynasty Minerals *		8,270

	OFFICE SUPPLIES	1.29%
200	Staples, Inc.		4,918

	OIL	13.74%
150	Schlumberger, Ltd.		9,763
200	Occidental Petroleum, Corp.		16,270
200	Canadian Natural Resources		14,390
200	CNX Gas, Corp. *		5,904
200	Halliburton, Co.		6,018
			52,345

	OIL & GAS	2.52%
200	Nabors Industries, Ltd. *		4,378
200	Chesapeake Energy, Corp.		5,176
			9,554

	PUBLISHING	1.76%
200	Mcgraw Hill, Cos., Inc.		6,702

	REHAB CENTERS	1.11%
200	Psychiatric Solutions, Inc. *		4,228

	RETAIL	2.85%
100	Walmart Stores, Inc.		5,345
150	Walgreen, Co.		5,508
			10,853

	SAVINGS & LOAN	0.02%
450	Washington Mutual, Inc.		63

	SEMICONDUCTORS	1.07%
200	Intel, Corp.		4,080

	SHOES	0.45%
300	Crocs, Inc. *		1,725

	Total Common Stock (Cost $421,227)		381,548

Market
Par	Description	Value

	SHORT TERM INVESTMENTS	0.91%
3,454	Evergreen Institutional Money Market Fund (Cost $3,454)		3,454

	TOTAL INVESTMENTS:
	(Cost: $424,681)**	100.95%	385,002
	Liabilities in excess of other assets	-0.95%	(3,622)
	NET ASSETS	100.00%	$ 381,380

* Non-income producing
** Cost for Federal income tax purposes is $424,681 and net unrealized depreciation consists of:

Gross unrealized appreciation	70,595
Gross unrealized depreciation	(110,274)
Net unrealized depreciation	(39,679)

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2009 (Unaudited)

ASSETS
Investments at value (identified cost of $424,681) (Notes 1 & 4)	$385,002
Receivables:
Dividends	414
Prepaid Insurance	0
TOTAL ASSETS	385,416

ACCRUED LIABILITIES
Accrued advisory fees	43
Accrued expenses	3,993
TOTAL LIABILITIES	4,036

NET ASSETS	$381,380

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE ($381,380/2,419,448 shares outstanding)	$0.16
COMPONENTS OF NET ASSETS
At December 31, 2009, there was an unlimited amount of no par value shares of beneficial interest and the components of net assets are (Note 1):
Paid in capital	$2,575,785
Accumulated net realized losses on investments	(2,154,727)
Net unrealized depreciation of investments	(39,678)
Net Assets	$381,380

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED DECEMBER 31, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $6)		$3,381
Interest		3
Misc Income		33
		3,417

EXPENSES
Administrative services (Note 2)	$22,791
Legal and audit fees	1,879
Transfer agent fees (Note 2)	10,751
Accounting fees	13,678
Investment advisory fees (Note 2)	1,916
Custody fees	1,711
Directors	3,374
Miscellaneous	12,257
Total expenses		68,357

Net Investment Loss		(64,940)

NET REALIZED AND UNREALIZED GAINS/LOSSES ON INVESTMENTS:
Net realized loss on investments		(29,714)
Net decrease in unrealized appreciation on investments		119,881
Net loss on investments		90,167
Net decrease in net assets resulting from operations		$25,227

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months ended	Year ended
	December 31, 2009	June 30, 2009

OPERATIONS
Net investment loss	$(64,940)	$(126,747)
Net realized gain(loss) on investments	(29,714)	(44,381)
Change in unrealized appreciation of investments	119,881	(171,487)
Net increase/(decrease) in net assets resulting from operations	25,227	(342,615)

CAPITAL SHARE TRANSACTIONS (NOTE 3)
Net decrease in net assets resulting from capital share transactions	(2,588)	(23,044)
Net (decrease) in net assets	22,639	(365,659)
Net assets at beginning of year	358,741	724,400

NET ASSETS at the end of the year	$381,380	$358,741

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

	Six Months Ended December 31 2009		Year ended June 30 2009	Year ended June 30 2008	Year ended June 30 2007		Year ended June 30 2006		Year ended June 30 2005
Per Share Operating Performance
Net asset value, beginning of year	$0.15		$0.28	$0.37	$0.41		$0.37		$0.45
Income from investment operations-
Net investment income (loss)	(0.03)		(0.05)	(0.05)	(0.05)		(0.05)		(0.05)
Net realized and unrealized gain (loss) on investments	0.04		(0.08)	(0.04)	0.01		0.09		(0.03)
Total from investment operations	0.01		(0.13)	(0.09)	(0.04)		0.04		(0.08)

Net asset value, end of year	$0.16		$0.15	$0.28	$0.37		$0.41		$0.37

Total Return	6.67%		(46.43% )	(24.32% )	(9.76%	)	10.81%		(17.78% )

Ratios/Supplemental Data
Net assets, end of year (000's)	$381,380		$358	$724	$961		$1,125		$1,071
Ratio to average net assets
Expense ratio - net	17.98%		30.77%	17.10%	16.36%		12.84%		12.85%
Net (loss)	(17.08%	)	(28.75% )	(15.42% )	(12.85%	)	(11.51%	)	(11.70% )
Portfolio turnover rate	1%		7%	15%	140%		286%		606%

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Ameritor Security Trust Fund, (the “Fund”), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A.
Security Valuation – The Fund’s investments in securities are carried at value.   Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.  Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

The Fund Adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157, “Fair Value Measurement” (“ASO 157”), on July 1, 2008. ASO 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASO 157 establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. The hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (Including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – significant unobservable inputs (Including the Fund’s own assumptions in determining fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In determining fair value, the Fund separates its financial instruments into two categories: Exchange traded and Money Market Securities. The following summarizes the valuation of the Fund’s assets and liabilities by the SFAS 157 fair value hierarchy as of June 30, 2009:

	Balance
	December 31, 2009	Level 1	Level 2	Level 3
Exchange traded common stocks	$381,548	$381,548	$0	$0
Money Market Securities	$3,454	$3,454	$0	$0
Total Asset Measured at Fair Value	$379,756	$379,756	$0	$0

The Industry classifications of Level 1 Investments are included in the Schedule of Portfolio Investments.

AMERITOR SECURITY TRUST FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2009 (Uaudited)

B.
Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore no federal income tax provision is required. Accounting principles generally accepted in the United States of America require that Permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. At June 30, 2009, for Federal income tax purposes, the Fund had a capital loss carryforward of $934,458 of which $843,827 expires in fiscal year 2010,  $56,819 expires in fiscal year 2012 and $33,812 expires in fiscal year 2015 to offset future realized gains.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no tax liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2005-2008), or expected to be taken in the Fund’s 2009 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, and District of Columbia where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
New Accounting Pronouncements – In March 2008, the ASO issued ASO No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. The provisions are effective for fiscal years beginning after November 15, 2008. ASO 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of ASO 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

D.
Distributions to Shareholders – No distributions were paid in fiscal years 2008 or 2009.  As of December 31, 2009, the components of distributable earnings (accumulated loss) on a tax basis of the Fund were as follows:

Other accumulated losses	$(48.644)
Capital loss carryforward	$(934,458)
Unrealized depreciation	(39,678)
$(1,022,780)

The difference between the book basis and tax basis net unrealized depreciation and cost is attributable to wash sales.

AMERITOR SECURITY TRUST FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2009 (Unaudited)

E.
Investment Transactions – Investment transactions are recorded on the trade date. Realized gains and losses are determined by using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

F.
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements.   Actual results could differ from those estimates.

G.
Reclassification of Capital Accounts – Accounting Principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2009 the Fund decreased paid in capital by $1,829,996, decreased accumulated net investment loss by $126,747 and decreased accumulated realized losses on investments by $1,703,249.

(2)	INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The investment advisory agreement with Ameritor Financial Corporation (“AFC”), an affiliate, provides for a fee based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and ¾ of 1% on all sums in excess thereof.   In addition to the investment advisory fee, AFC received fees from the Fund for the performance of delegated services, (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended.   The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at an annual rate of $20.00 per account.

The administrative agreement with AFC provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund.   As compensation for these services, AFC receives a fee at the annual rate of 0.20% of the Fund’s average daily net assets.   The contract also provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $5,000 per month.

Certain officers and trustees of the Fund are “affiliated persons” of the Investment Adviser, as defined by the Investment Company Act of 1940.

(3)	TRUST SHARES

The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

	Six Months Ended		Year Ended
	December 31, 2009		June 30,2009
	Shares	Amount	Shares	Amount

Shares redeemed	(16,174)	$(2,588)	(112,131)	$(23,044)
Net decrease	(16,174)	$(2,588)	(112,131)	$(23,044)
Shares outstanding
Beginning of year	2,435,622		2,547,753
End of year	2,419,448		2,435,622

AMERITOR SECURITY TRUST FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2009 (Unaudited)

(4)	PURCHASE AND SALE OF SECURITIES

During the year ended December 31, 2009, purchases and proceeds from sales of investment securities were $283 and $84,930, respectively.   Cost of securities for income tax purposes was $424,681 at December 31, 2009.   Net unrealized appreciation of investments aggregated $39,679, which relates to gross unrealized appreciation of $70,595 and gross unrealized depreciation of $110,274. The difference between book-basis and tax-basis unrealized appreciation is attributable to wash sales.

(5)	SUBSEQUENT EVENTS

In May 2009, the ASO issued ASO No. 165, “Subsequent Events” (ASO No. 165). The Fund adopted ASO No. 165 which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep financial statements from being misleading, an entity will be required to disclose the nature of the events as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, ASO No. 165 requires an entity to disclose the date through which subsequent events have been evaluated. The Fund has evaluated subsequent events through the issuance of the financial statements on February 26, 2009.

AMERITOR SECURITY TRUST FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2009 (Unaudited)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-202-625-2112 or on the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the year ended June 30, 2008 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”.  These filings are available, without charge and upon request, by calling 1-202-625-2112 or on the SEC’s website at www.sec.gov.   The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

AMERITOR SECURITY TRUST FUND

EXPENSE EXAMPLES (UNAUDITED)

December 31, 2009

As a shareholder of the Fund, you incur two types of costs:  (1) transaction costs, Security Trust and (2) ongoing costs, including management fees and other fund expenses.   These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.   Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2009 to December 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.   You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.   Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.   The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.   You may use this information to compare the ongoing costs of investing in a Fund and other funds.   To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.   Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.   In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/09	12/31/09	7/1/09 – 12/31/09*

Actual	$1,000.00	$1,066.67	$89.90
Hypothetical (5% return before expenses)	$1,000.00	$1.050.00	$95.89

*	Expenses are equal to the Fund’s annual expense ratio of 17.98% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

AMERITOR SECURITY TRUST
4400 MacArthur Blvd, #301
Washington, D.C. 20007-2521
1-800-424-8570
202-625-6000 Washington, D.C. area

Transfer Agent
Ameritor Financial Corporation
4400 MacArthur Blvd, #301
Washington, D.C. 20007-2521

Custodian
USBank
Two Liberty Place, Suite 2000
Philadelphia, PA 19102

Independent Registered Public
Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Ste. 2400
Philadelphia, PA 19103

For more information about
Ameritor Security Trust,
account information or daily
Net Asset Values, call:

Shareholder Services
1-800-424-8570
202-625-6000 Washington, D.C. area

ITEM 2.   CODE OF ETHICS.

Not applicable at this time.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   [RESERVED]

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END  MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

AMERITOR FUNDS

Disclosure Controls and Procedures

Adopted Pursuant to Rules 13a-15 and 15d-15 under the Securities Exchange Act of 1934 and Rule 30a-3 Under the Investment Company Act of 1940

I.           Introduction

Ameritor Security Trust and Ameritor Investment Fund (the “Funds”), hereby establish these disclosure controls and procedures (“Disclosure Procedures”) pursuant to Rules 13a-15 and 15d-15 under the Securities Exchange Act of 1934 (“Exchange Act”) and Rule 30a-3 under the Investment Company Act of 1940 (the “1940 Act”). The Disclosure Procedures are designed to ensure that all information that the Funds are required to disclose in their shareholder reports (the “Reports”) filed with the Securities and Exchange Commission (“SEC”) pursuant to Section 13(a) or Section 15(d) of the Exchange Act is recorded, processed, summarized and reported within the time period specified in applicable SEC rules and forms. The Disclosure Procedures also support the certifications that the Funds’ principal officers must sign and submit with each Report filed with the SEC, and the required disclosures in the Reports about the Funds’ internal controls.

The overriding goals of these Disclosure Procedures are:

·           To promote the timely accumulation and communication of information the Funds are required to disclose in their Reports; and
·           To promote reliable and accurate disclosure in the Reports.

II.         Roles and Expectations of Fund Service Providers

The Funds rely on their service providers to perform substantially all tasks related to the Funds’ ongoing business operations, including preparing and filing the Reports and preparing the information included in the Reports. The Funds’ strongest control for promoting timely and accurate disclosures, therefore, is appropriate and reasonable oversight of their service providers. Accordingly, the Funds encourage each service provider involved in the process of preparing or filing a Report or preparing the information included in a Report (“Service Provider”) to adopt its own internal controls and procedures governing, as applicable, the preparation and filing of Reports and the recording, processing, generation and translation of information that it provides to the Funds for inclusion in any Report (“Service Provider Procedures”).

In particular, the Funds expect each Service Provider to:

Provide Procedures – provide to the Funds’ President a copy of its Service Provider Procedures, if any;

Provide Amendments to Procedures – promptly provide to the Funds’ President a copy of any substantive changes or amendments to the Service Provider Procedures;

Report Violations – promptly report to the Funds’ President any material violations of the Service Provider Procedures (and any corrective actions taken);

Report Important Matters – promptly report to the Funds’ President any material misstatements or omissions or unfair presentations in any Report; any suspected fraud relating to a Report; and any complaints about, or suspected or perceived weaknesses, problems or breakdowns in, the Disclosure Procedures, the Service Provider Procedures or any other internal controls related to the Funds, a Report or Fund disclosure matters;

Create Due Diligence Files – create and maintain a due diligence file, and other appropriate documentation and records for each Report; and

Submit Requested Information – submit on a timely basis information, certifications or other documents related to a Report or Fund disclosure matters as the Funds, through their President, may reasonably request.

III.       Monitoring of Disclosure Controls

Roles and Responsibilities. The President is primarily responsible for the proper functioning of the Disclosure Procedures and for evaluating the Disclosure Procedures under Section V below. To discharge these broad responsibilities, the President will communicate with and generally oversee the Service Providers regarding Fund disclosure matters and matters relating to the preparation and filing of Reports.

Oversight of and Coordination with Service Providers. The President will coordinate with the Service Providers on an ongoing basis regarding the Funds’ disclosure obligations, the Disclosure Procedures and the Service Provider Procedures.

Review of Service Provider Procedures. The President will ask each Service Provider to provide a copy of its Service Provider Procedures, and any substantive changes or amendments to the Procedures as they are adopted. The President will initially and periodically thereafter review the Service Provider Procedures and any substantive changes or amendments thereto.

IV.       Material Misstatements/Omissions; Unfair Presentations; Fraud

If the President discovers or is informed about a suspected material misstatement or omission, or an unfair presentation, in a Report, or suspected fraud in relation to a Report, the President or his delegate will investigate (or cause an appropriate Service Provider to investigate) the matter, focusing on the effectiveness of applicable controls and procedures and consulting with Service Providers or others as appropriate regarding corrective actions.

The President will prepare a report about any such investigations (and the related findings and conclusions). The President will consider appropriate next steps, such as investigating further or reporting the matter to the Audit Committee.

V.        Evaluating the Disclosure Procedures

Conducting the Evaluation. The President will evaluate, with the participation of and input from, as applicable, the Service Providers, the Audit Committee, and the Funds’ independent auditor (“Outside Auditors”), the effectiveness of the design and operation of these Disclosure Procedures and the Service Provider Procedures. This evaluation must be completed within 90 days before any Report is filed with the SEC.

Feedback on Controls. The Funds’ President, in performing the functions of a Chief Financial Officer, will ask the Audit Committee to alert the President about any weaknesses, problems or complaints regarding financial internal controls that it receives. The President will ask each Service Provider to give notification of any weaknesses, problems or complaints regarding financial internal controls that it receives.

Resolving Any Deficiencies in Controls. The President will promptly investigate and resolve any suspected or perceived weaknesses, problems or complaints in the design and operation of the financial internal controls, or any suspected fraud in relation to a Report on internal controls. Appropriate records will be created and maintained regarding the investigation and resolution of any such matters.

The President will consider any deficiencies in the Disclosure Procedures, and will determine the appropriate actions to take in order to resolve such deficiencies. In making this determination, the President should consider discussing these matters further with the Audit Committee, outside legal counsel, and/or the Outside Auditors. At a minimum, however, the President will disclose to the Audit Committee and the Outside Auditors:

Significant Deficiencies – any significant deficiencies in the design or operation of the Disclosure Procedures (or those of Service Providers), including any financial internal controls that adversely affect the Funds’ ability to record, process, summarize and report financial data, and identify any material weakness in financial internal controls; and

Fraud – any fraud, whether or not material, that involves management, a Service Provider or a Service Provider’s employees who have a significant role in the Funds’ financial internal controls, as well as any material weakness identified in the Funds’ financial internal controls.

VI.       Miscellaneous

Recordkeeping. The President will maintain appropriate records supporting compliance with these Disclosure Procedures and records generated or received pursuant to these Disclosure Procedures. Specifically, all substantive determinations, judgments or actions taken in relation to these Disclosure Procedures will be documented. All substantive documents created, distributed or received in relation to these Disclosure Procedures will be maintained by the President for the Funds’ records.

Amendments. The President may amend these Disclosure Procedures from time to time as appropriate. The President will report to the Board regarding any substantive amendments to these Disclosure Procedures.

Use of Experts. The President may consult with outside legal counsel or any other external experts as necessary or appropriate in furtherance of the goals of the Disclosure Procedures.

Delegation. When these Disclosure Procedures require a particular person to perform a task (other than actually signing the certification), it is understood that the person may reasonably delegate that task to another appropriate party.

Adopted: September 2003

ITEM 10.   EXHIBITS

(a) Not applicable at this time.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

 SIGNATURES

 [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ameritor Security Trust

By (Signature and Title)* /s/ Jerome Kinney, President and Treasurer

Date February 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following  persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jerome Kinney , President and Treasurer

Date February 5, 2010

* Print the name and title of each signing officer under his or her signature.